Offerings - Offering: 1	Sep. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0002 per share
Amount Registered | shares	420,000
Proposed Maximum Offering Price per Unit	2.77
Maximum Aggregate Offering Price	$ 1,163,400.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 101.22
Offering Note	The amount registered represents Class A ordinary shares which are issuable pursuant to the 2026 Stock Incentive Plan (the “Plan”) of Intelligent Group Limited (the “Registrant”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding Class A ordinary shares.

The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$2.77 per Class A ordinary share, the average of the high and low prices for the Registrant’s Class A ordinary shares as quoted on the Nasdaq Capital Market on October 13, 2026 (rounded up to the nearest cent).